Operating Segments_Segment by types of customers (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Inter segment transaction [Line Items]
Net Interest income(expense)		₩ 5,650,951,000,000	$ 5,077,680	₩ 5,220,650,000,000	₩ 5,019,544,000,000
Interest income		9,684,499,000,000	8,702,038	8,550,687,000,000	8,512,312,000,000
Interest expense		(4,033,548,000,000)	(3,624,358)	(3,330,037,000,000)	(3,492,768,000,000)
Inter-segment		0		0	0
Net non-interest income(expense)		1,061,957,000,000		1,252,026,000,000	867,214,000,000
Non-interest income		2,067,338,000,000		2,386,897,000,000	2,164,367,000,000
Non-interest expense		(1,005,381,000,000)		(1,134,871,000,000)	(1,297,153,000,000)
Inter-segment		0		0	0
Other income(expense)		(3,953,607,000,000)		(4,315,934,000,000)	(4,312,552,000,000)
General and administrative expense		(3,624,033,000,000)	(3,256,387)	(3,530,801,000,000)	(3,478,476,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss		(329,574,000,000)	(296,140)	(785,133,000,000)	(834,076,000,000)
Operating income(expense)		2,759,301,000,000	2,479,379	2,156,742,000,000	1,574,206,000,000
Non operating income(expense)		45,571,000,000	40,948	(207,236,000,000)	(20,817,000,000)
Net income(expense) before income tax expense		2,804,872,000,000	2,520,327	1,949,506,000,000	1,553,389,000,000
Income tax expense		(753,223,000,000)	(676,811)	(419,418,000,000)	(275,856,000,000)
Net income(expense)		₩ 2,051,649,000,000	$ 1,843,516	₩ 1,530,088,000,000	₩ 1,277,533,000,000
Factors used to identify entitys reportable segments		The Group's reporting segments comprise the following customers: consumer banking, corporate banking, investment banking, capital market, credit card market and headquarters and others. The reportable segments are classified based on the target customers for whom the service is being provided.	The Group's reporting segments comprise the following customers: consumer banking, corporate banking, investment banking, capital market, credit card market and headquarters and others. The reportable segments are classified based on the target customers for whom the service is being provided.	The Group's reporting segments comprise the following customers: consumer banking, corporate banking, investment banking, capital market, credit card market and headquarters and others. The reportable segments are classified based on the target customers for whom the service is being provided.	The Group's reporting segments comprise the following customers: consumer banking, corporate banking, investment banking, capital market, credit card market and headquarters and others. The reportable segments are classified based on the target customers for whom the service is being provided.
Sub-total
Inter segment transaction [Line Items]
Net Interest income(expense)		₩ 5,042,656,000,000		₩ 4,633,716,000,000	₩ 4,430,585,000,000
Interest income		9,376,634,000,000		8,242,056,000,000	8,227,523,000,000
Interest expense		(4,333,978,000,000)		(3,608,340,000,000)	(3,796,938,000,000)
Inter-segment		0		0	0
Net non-interest income(expense)		1,906,468,000,000		1,905,666,000,000	1,655,036,000,000
Non-interest income		10,530,467,000,000		15,245,069,000,000	15,203,865,000,000
Non-interest expense		(8,623,999,000,000)		(13,339,403,000,000)	(13,548,829,000,000)
Inter-segment		0		0	0
Other income(expense)		(4,173,260,000,000)		(4,443,080,000,000)	(4,453,370,000,000)
General and administrative expense		(3,905,999,000,000)		(3,788,625,000,000)	(3,730,476,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss		(267,261,000,000)		(654,455,000,000)	(722,894,000,000)
Operating income(expense)		2,775,864,000,000		2,096,302,000,000	1,632,251,000,000
Non operating income(expense)		64,711,000,000		(180,266,000,000)	58,358,000,000
Net income(expense) before income tax expense		2,840,575,000,000		1,916,036,000,000	1,690,609,000,000
Income tax expense		(750,977,000,000)		(412,634,000,000)	(277,817,000,000)
Net income(expense)		2,089,598,000,000		1,503,402,000,000	1,412,792,000,000
Consumer banking
Inter segment transaction [Line Items]
Net Interest income(expense)		1,873,896,000,000		1,702,939,000,000	1,484,233,000,000
Interest income		3,529,645,000,000		3,149,625,000,000	2,979,811,000,000
Interest expense		(1,021,639,000,000)		(955,836,000,000)	(1,023,290,000,000)
Inter-segment		(634,110,000,000)		(490,850,000,000)	(472,288,000,000)
Net non-interest income(expense)		667,346,000,000		649,950,000,000	557,410,000,000
Non-interest income		678,360,000,000		802,387,000,000	923,810,000,000
Non-interest expense		(143,704,000,000)		(253,961,000,000)	(405,912,000,000)
Inter-segment		132,690,000,000		101,524,000,000	39,512,000,000
Other income(expense)		(1,993,153,000,000)		(1,906,561,000,000)	(1,875,579,000,000)
General and administrative expense		(1,865,933,000,000)		(1,808,974,000,000)	(1,788,672,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss		(127,220,000,000)		(97,587,000,000)	(86,907,000,000)
Operating income(expense)		548,089,000,000		446,328,000,000	166,064,000,000
Non operating income(expense)		(20,208,000,000)		(98,510,000,000)	(35,081,000,000)
Net income(expense) before income tax expense		527,881,000,000		347,818,000,000	130,983,000,000
Income tax expense		(145,167,000,000)		(84,172,000,000)	(31,698,000,000)
Net income(expense)		₩ 382,714,000,000		₩ 263,646,000,000	₩ 99,285,000,000
Factors used to identify entitys reportable segments		- Consumer banking: Loans/deposits and financial services for retail and individual consumers, etc.	- Consumer banking: Loans/deposits and financial services for retail and individual consumers, etc.	- Consumer banking: Loans/deposits and financial services for retail and individual consumers, etc.	- Consumer banking: Loans/deposits and financial services for retail and individual consumers, etc.
Corporate banking
Inter segment transaction [Line Items]
Net Interest income(expense)		₩ 2,075,059,000,000		₩ 1,795,377,000,000	₩ 1,741,140,000,000
Interest income		3,409,835,000,000		2,964,813,000,000	3,026,148,000,000
Interest expense		(2,168,000,000,000)		(1,681,652,000,000)	(1,780,990,000,000)
Inter-segment		833,224,000,000		512,216,000,000	495,982,000,000
Net non-interest income(expense)		500,765,000,000		571,336,000,000	550,194,000,000
Non-interest income		721,096,000,000		680,778,000,000	535,514,000,000
Non-interest expense		(290,347,000,000)		(170,268,000,000)	(32,873,000,000)
Inter-segment		70,016,000,000		60,826,000,000	47,553,000,000
Other income(expense)		(929,672,000,000)		(1,149,288,000,000)	(1,476,190,000,000)
General and administrative expense		(868,608,000,000)		(832,429,000,000)	(966,878,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss		(61,064,000,000)		(316,859,000,000)	(509,312,000,000)
Operating income(expense)		1,646,152,000,000		1,217,425,000,000	815,144,000,000
Non operating income(expense)		899,000,000		(3,153,000,000)	(1,619,000,000)
Net income(expense) before income tax expense		1,647,051,000,000		1,214,272,000,000	813,525,000,000
Income tax expense		(445,619,000,000)		(296,634,000,000)	(203,983,000,000)
Net income(expense)		₩ 1,201,432,000,000		₩ 917,638,000,000	₩ 609,542,000,000
Factors used to identify entitys reportable segments		- Corporate banking: Loans/deposits and export/import, financial services for corporations, etc.	- Corporate banking: Loans/deposits and export/import, financial services for corporations, etc.	- Corporate banking: Loans/deposits and export/import, financial services for corporations, etc.	- Corporate banking: Loans/deposits and export/import, financial services for corporations, etc.
Investment banking
Inter segment transaction [Line Items]
Net Interest income(expense)		₩ (11,839,000,000)		₩ 12,124,000,000	₩ 14,613,000,000
Interest income		152,273,000,000		148,500,000,000	153,160,000,000
Interest expense		(150,000,000)		(243,000,000)	(225,000,000)
Inter-segment		(163,962,000,000)		(136,133,000,000)	(138,322,000,000)
Net non-interest income(expense)		176,686,000,000		152,168,000,000	160,885,000,000
Non-interest income		230,357,000,000		366,523,000,000	605,026,000,000
Non-interest expense		(53,671,000,000)		(214,355,000,000)	(444,141,000,000)
Inter-segment		0		0	0
Other income(expense)		48,136,000,000		(63,835,000,000)	(110,863,000,000)
General and administrative expense		(14,318,000,000)		(12,881,000,000)	(14,983,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss		62,454,000,000		(50,954,000,000)	(95,880,000,000)
Operating income(expense)		212,983,000,000		100,457,000,000	64,635,000,000
Non operating income(expense)		32,738,000,000		39,350,000,000	46,559,000,000
Net income(expense) before income tax expense		245,721,000,000		139,807,000,000	111,194,000,000
Income tax expense		(67,573,000,000)		(33,834,000,000)	(26,909,000,000)
Net income(expense)		₩ 178,148,000,000		₩ 105,973,000,000	₩ 84,285,000,000
Factors used to identify entitys reportable segments		- Investment banking: Domestic/foreign investment, structured finance, M&A, equity & fund investment related business, venture advisory related tasks, real estate SOC development practices, etc.	- Investment banking: Domestic/foreign investment, structured finance, M&A, equity & fund investment related business, venture advisory related tasks, real estate SOC development practices, etc.	- Investment banking: Domestic/foreign investment, structured finance, M&A, equity & fund investment related business, venture advisory related tasks, real estate SOC development practices, etc.	- Investment banking: Domestic/foreign investment, structured finance, M&A, equity & fund investment related business, venture advisory related tasks, real estate SOC development practices, etc.
Capital market
Inter segment transaction [Line Items]
Net Interest income(expense)		₩ 34,908,000,000		₩ 36,883,000,000	₩ 48,826,000,000
Interest income		8,945,000,000		18,834,000,000	19,575,000,000
Interest expense		0		0	(324,000,000)
Inter-segment		25,963,000,000		18,049,000,000	29,575,000,000
Net non-interest income(expense)		56,069,000,000		69,671,000,000	4,033,000,000
Non-interest income		7,020,740,000,000		9,548,399,000,000	7,590,087,000,000
Non-interest expense		(6,964,671,000,000)		(9,478,728,000,000)	(7,586,054,000,000)
Inter-segment		0		0	0
Other income(expense)		(35,313,000,000)		14,662,000,000	(51,995,000,000)
General and administrative expense		(18,452,000,000)		(16,567,000,000)	(17,964,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss		(16,861,000,000)		31,229,000,000	(34,031,000,000)
Operating income(expense)		55,664,000,000		121,216,000,000	864,000,000
Non operating income(expense)				0	(5,288,000,000)
Net income(expense) before income tax expense		55,664,000,000		121,216,000,000	(4,424,000,000)
Income tax expense		(15,308,000,000)		(29,335,000,000)	1,071,000,000
Net income(expense)		₩ 40,356,000,000		₩ 91,881,000,000	₩ (3,353,000,000)
Factors used to identify entitys reportable segments		- Capital market: Fund management, investment in securities and derivatives, etc.	- Capital market: Fund management, investment in securities and derivatives, etc.	- Capital market: Fund management, investment in securities and derivatives, etc.	- Capital market: Fund management, investment in securities and derivatives, etc.
Credit Card
Inter segment transaction [Line Items]
Net Interest income(expense)		₩ 509,598,000,000		₩ 463,603,000,000	₩ 428,096,000,000
Interest income		670,240,000,000		599,550,000,000	556,682,000,000
Interest expense		(160,642,000,000)		(135,947,000,000)	(128,586,000,000)
Inter-segment		0		0	0
Net non-interest income(expense)		44,847,000,000		73,537,000,000	79,714,000,000
Non-interest income		665,534,000,000		1,163,575,000,000	986,148,000,000
Non-interest expense		(620,687,000,000)		(1,090,038,000,000)	(906,434,000,000)
Inter-segment		0		0	0
Other income(expense)		(397,909,000,000)		(398,652,000,000)	(364,137,000,000)
General and administrative expense		(170,765,000,000)		(163,536,000,000)	(148,001,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss		(227,144,000,000)		(235,116,000,000)	(216,136,000,000)
Operating income(expense)		156,536,000,000		138,488,000,000	143,673,000,000
Non operating income(expense)		(5,547,000,000)		(5,219,000,000)	(1,504,000,000)
Net income(expense) before income tax expense		150,989,000,000		133,269,000,000	142,169,000,000
Income tax expense		(36,222,000,000)		(32,055,000,000)	(32,774,000,000)
Net income(expense)		₩ 114,767,000,000		₩ 101,214,000,000	₩ 109,395,000,000
Factors used to identify entitys reportable segments		- Credit card: Credit card, cash service and card loan, etc.	- Credit card: Credit card, cash service and card loan, etc.	- Credit card: Credit card, cash service and card loan, etc.	- Credit card: Credit card, cash service and card loan, etc.
Headquarter and Others
Inter segment transaction [Line Items]
Net Interest income(expense)		₩ 561,034,000,000		₩ 622,790,000,000	₩ 713,677,000,000
Interest income		1,605,696,000,000		1,360,734,000,000	1,492,147,000,000
Interest expense		(983,547,000,000)		(834,662,000,000)	(863,523,000,000)
Inter-segment		(61,115,000,000)		96,718,000,000	85,053,000,000
Net non-interest income(expense)		460,755,000,000		389,004,000,000	302,800,000,000
Non-interest income		1,214,380,000,000		2,683,407,000,000	4,563,280,000,000
Non-interest expense		(550,919,000,000)		(2,132,053,000,000)	(4,173,415,000,000)
Inter-segment		(202,706,000,000)		(162,350,000,000)	(87,065,000,000)
Other income(expense)		(865,349,000,000)		(939,406,000,000)	(574,606,000,000)
General and administrative expense		(967,923,000,000)		(954,238,000,000)	(793,978,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss		102,574,000,000		14,832,000,000	219,372,000,000
Operating income(expense)		156,440,000,000		72,388,000,000	441,871,000,000
Non operating income(expense)		56,829,000,000		(112,734,000,000)	55,291,000,000
Net income(expense) before income tax expense		213,269,000,000		(40,346,000,000)	497,162,000,000
Income tax expense		(41,088,000,000)		63,396,000,000	16,476,000,000
Net income(expense)		₩ 172,181,000,000		₩ 23,050,000,000	₩ 513,638,000,000
Factors used to identify entitys reportable segments		- Headquarter and others: Segments that do not belong to above operating segments	- Headquarter and others: Segments that do not belong to above operating segments	- Headquarter and others: Segments that do not belong to above operating segments	- Headquarter and others: Segments that do not belong to above operating segments
Adjustments
Inter segment transaction [Line Items]
Net Interest income(expense)	[1]	₩ 608,295,000,000		₩ 586,934,000,000	₩ 588,959,000,000
Interest income	[1]	307,865,000,000		308,631,000,000	284,789,000,000
Interest expense	[1]	300,430,000,000		278,303,000,000	304,170,000,000
Inter-segment	[1]	0		0	0
Net non-interest income(expense)	[1]	(844,511,000,000)		(653,640,000,000)	(787,822,000,000)
Non-interest income	[1]	(8,463,129,000,000)		(12,858,172,000,000)	(13,039,498,000,000)
Non-interest expense	[1]	7,618,618,000,000		12,204,532,000,000	12,251,676,000,000
Inter-segment	[1]	0		0	0
Other income(expense)	[1]	219,653,000,000		127,146,000,000	140,818,000,000
General and administrative expense	[1]	281,966,000,000		257,824,000,000	252,000,000,000
Reversal of allowance for credit loss and impairment losses due to credit loss	[1]	(62,313,000,000)		(130,678,000,000)	(111,182,000,000)
Operating income(expense)	[1]	(16,563,000,000)		60,440,000,000	(58,045,000,000)
Non operating income(expense)	[1]	(19,140,000,000)		(26,970,000,000)	(79,175,000,000)
Net income(expense) before income tax expense	[1]	(35,703,000,000)		33,470,000,000	(137,220,000,000)
Income tax expense	[1]	(2,246,000,000)		(6,784,000,000)	1,961,000,000
Net income(expense)	[1]	₩ (37,949,000,000)		₩ 26,686,000,000	₩ (135,259,000,000)
Description of material reconciling items	[1]	These adjustments are performed in order to present intersegment profit or loss adjustments based on managerial accounting as profit or loss in accordance with IFRS.	These adjustments are performed in order to present intersegment profit or loss adjustments based on managerial accounting as profit or loss in accordance with IFRS.	These adjustments are performed in order to present intersegment profit or loss adjustments based on managerial accounting as profit or loss in accordance with IFRS.	These adjustments are performed in order to present intersegment profit or loss adjustments based on managerial accounting as profit or loss in accordance with IFRS.

[1]	These adjustments are performed in order to present intersegment profit or loss adjustments based on managerial accounting as profit or loss in accordance with IFRS.